Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Compensation for the key management	The compensation given to such key management for the years ended December 31, 2023 and 2022 are as follows:

(In millions of won)
	2023		2022	2021
Salaries	~~W~~	4,139	3,487	5,956
Defined benefits plan expenses		1,005	761	2,845
Share option		2,542	1,598	146

	~~W~~	7,686	5,846	8,947

Transactions with related parties
(3)	Transactions with related parties for the years ended December 31, 2023, 2022 and 2021 are as follows:

(In millions of won)		2023
Scope	Company	Operating revenue and others		Operating expense and others(*1)	Acquisition of property and equipment and others
Ultimate Controlling Entity	SK Inc.(*2)	~~W~~	21,438	633,265	120,926

Associates	F&U Credit information Co., Ltd.		3,876	49,398	552
	SK USA, Inc.		—	5,384	—
	Daehan Kanggun BcN Co., Ltd.		12,972	—	—
	Others(*3)		8,806	15,962	865

			25,654	70,744	1,417

Others	SK Innovation Co., Ltd.		33,571	18,977	—
	SK Energy Co., Ltd.		4,113	540	—
	SK Geo Centric Co., Ltd.		835	2	—
	SK Networks Co., Ltd.(*4)		5,876	970,662	1
	SK Networks Service Co., Ltd.		5,471	72,274	8,393
	SK Ecoplant Co., Ltd.		2,547	—	—
	SK hynix Inc.		58,725	178	—
	SK Shieldus Co., Ltd.		59,974	147,333	26,021
	Content Wavve Corp.		14,524	87,263	176
	Eleven Street Co., Ltd.		72,683	34,053	—
	SK Planet Co., Ltd.		18,308	88,250	16,338
	SK RENT A CAR Co., Ltd.		14,023	20,231	—
	SK Magic Co., Ltd.		1,632	1,142	—
	Tmap Mobility Co., Ltd.		24,862	10,003	—
	Onestore Co., Ltd.		16,265	166	—
	Dreamus Company		6,202	77,452	284
	UNA Engineering Inc. (Formerly, UbiNS Co., Ltd.)		172	50,263	52,733
	Happy Narae Co., Ltd.		1,472	35,461	92,375
	Others		52,039	21,884	13,292

			393,294	1,636,134	209,613

		~~W~~	440,386	2,340,143	331,956

(*1)	Operating expenses and others include lease payments by the Group.
(*2)	Operating expenses and others include ~~W~~ 218,019 million of dividends paid by the Parent Company.
(*3)	Operating revenue and others include ~~W~~ 8,806 million of dividends received which was deducted from the investment in associates.
(*4)	Operating expenses and others include costs for handset purchases amounting to ~~W~~ 915,339 million.

(In millions of won)		2022
Scope	Company	Operating revenue and others		Operating expense and others(*1)	Acquisition of property and equipment and others
Ultimate Controlling Entity	SK Inc.(*2)	~~W~~	22,162	662,247	114,895

Associates	F&U Credit information Co., Ltd.		3,490	49,227	265
	HanaCard Co., Ltd.(*3)		8,932	1,820	22
	Daehan Kanggun BcN Co., Ltd.		20,290	—	—
	Others(*4)		13,795	5,608	80

			46,507	56,655	367

Others	SK Innovation Co., Ltd.		27,524	19,598	—
	SK Energy Co., Ltd.		4,585	710	—
	SK Geo Centric Co., Ltd.		925	1	—
	SK Networks Co., Ltd.(*5)		4,312	904,320	288
	SK Networks Service Co., Ltd.		6,110	71,432	7,891
	SK Ecoplant Co., Ltd.		3,330	112	—
	SK hynix Inc.		60,933	75	—
	SK Shieldus Co., Ltd.		39,455	147,731	35,854
	Content Wavve Corp.		6,797	108,760	229
	Eleven Street Co., Ltd.		71,972	31,589	—
	SK Planet Co., Ltd.		19,753	95,261	17,481
	SK RENT A CAR Co., Ltd.		14,992	15,891	—
	SK Magic Co., Ltd.		2,204	1,071	—
	Tmap Mobility Co., Ltd.		22,011	4,973	892
	Onestore Co., Ltd.		17,181	24	—
	Dreamus Company		7,235	85,193	649
	UNA Engineering Inc. (Formerly, UbiNS Co., Ltd.)		283	46,222	53,897
	Happy Narae Co., Ltd.		1,637	24,727	143,188
	Others		40,058	29,610	20,555

			351,297	1,587,300	280,924

		~~W~~	419,966	2,306,202	396,186

(*1)	Operating expenses and others include lease payments paid by the Group.
(*2)	Operating expenses and others include ~~W~~ 272,524 million of dividends declared to be paid by the Parent Company.
(*3)
HanaCard Co., Ltd. was excluded from the related parties due to the disposal of the Group’s shares in the entity for the year ended December 31, 2022, and the transactions above occurred before the disposal.

(*4)	Operating revenue and others include ~~W~~ 13,700 million of dividends deducted from the investment in associates as a result of receipt by the Group.
(*5)	Operating expenses and others include costs for handset purchases amounting to ~~W~~ 844,157 million.

(In millions of won)		2021
Scope	Company	Operating revenue and others		Operating expense and others(*1)	Acquisition of property and equipment and others
Ultimate Controlling Entity	SK Inc.(*2)	~~W~~	33,253	633,868	82,191

Associates	F&U Credit information Co., Ltd.		3,828	50,029	—
	HanaCard Co., Ltd.		17,962	4,374	—
	SK Wyverns Co., Ltd.(*3)		202	8,203	—
	Daehan Kanggun BcN Co., Ltd.		10,943	—	—
	SK China Company Ltd.(*4)		131,141	—	—
	Others(*5)		11,778	8,356	—

			175,854	70,962	—

Others	SK Innovation Co., Ltd.		53,445	19,093	—
	SK Energy Co., Ltd.		18,970	1,250	—
	SK Geo Centric Co., Ltd.		33,435	9	—
	SK TNS Co., Ltd.(*3)		75	6,868	57,903
	SKC Infra Service Co., Ltd.(*3)		26	30,798	8,028
	SK Networks Co., Ltd.(*6)		14,439	1,055,512	24
	SK Networks Service Co., Ltd.		7,292	73,596	3,520
	SK hynix Inc.(*7)		285,104	199	—
	Happy Narae Co., Ltd.		6,899	20,229	133,625
	SK Shieldus Co., Ltd.(*8)		5,793	18,861	20,382
	Content Wavve Co., Ltd.		174	78,964	—
	Eleven Street Co., Ltd.		2,785	5,699	—
	SK Planet Co., Ltd.		2,048	16,747	6,081
	SK hynix Semiconductor (China) Ltd.		48,546	—	—
	SK hynix system ic (Wuxi) Co., Ltd.		20,807	—	—
	SK ON Hungary Kft.		38,413	—	—
	SK RENT A CAR Co., Ltd.		5,843	18,564	—
	Dreamus Company		795	20,074	396
	SK m&service Co., Ltd.		764	3,670	888
	UNA Engineering Inc. (Formerly, UbiNS Co., Ltd.)		415	42,335	50,847
	Others		156,055	30,762	23,428

			702,123	1,443,230	305,122

		~~W~~	911,230	2,148,060	387,313

(*1)	Operating expense and others include lease payments paid by the Group.
(*2)	Operating expense and others include ~~W~~ 248,677 million of dividends paid by the Parent Company.
(*3)	Transactions occurred before the related party relationship terminated.

(*4)	Operating revenue and others include ~~W~~ 131,141 million of dividends that were received from SK China Company Ltd. and deducted from the investment in associates.
(*5)	Operating revenue and others include ~~W~~ 10,716 million of dividends that were received from Korea IT Fund which was deducted from the investment in associates.
(*6)	Operating expenses and others include costs for handset purchases amounting to ~~W~~ 996,910 million.
(*7)	Operating revenue and others include ~~W~~ 170,937 million of dividend income received from SK hynix Inc.
(*8)	Operating revenue and others include ~~W~~ 9,637 million of dividend income received from SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co., Ltd.).

Account balances with related parties
(4)	Account balances with related parties as of December 31, 2023 and 2022 are as follows:

(In millions of won)		December 31, 2023
		Receivables			Payables
Scope	Company	Loans		Accounts receivable – trade, etc.	Accounts payable – other, etc.
Ultimate Controlling Entity	SK Inc.	~~W~~	—	1,535	106,546
Associates	F&U Credit information Co., Ltd.		—	325	4,417
	Daehan Kanggun BcN Co., Ltd.(*1)		22,147	4,701	—
	Others		—	3,910	3,476

			22,147	8,936	7,893

Others	SK Innovation Co., Ltd.		—	8,697	28,646
	SK Networks Co., Ltd.		—	120	156,316
	Mintit Co., Ltd.		—	17,036	—
	SK hynix Inc.		—	8,022	2,251
	Happy Narae Co., Ltd.		—	101	5,686
	SK Shieldus Co., Ltd.		—	12,723	14,784
	Content Wavve Corp.		—	1,476	2
	Incross Co., Ltd.		—	2,239	943
	Eleven Street Co., Ltd.		—	6,138	6,103
	SK Planet Co., Ltd.		—	9,981	18,833
	SK RENT A CAR Co., Ltd.		—	866	33,365
	UNA Engineering Inc. (Formerly, UbiNS Co., Ltd.)		—	1	10,764
	Others(*2)		—	15,082	30,184

			—	82,482	307,877

		~~W~~	22,147	92,953	422,316

(*1)	As of December 31, 2023, the Parent Company recognized loss allowance for the entire balance of loans to Daehan Kanggun BcN Co., Ltd.

(*2)
During the year ended December 31, 2022, SK Telecom Innovation Fund, L.P., a subsidiary of the Parent Company, entered into a convertible loan agreement for USD 13,000,000 with id Quantique SA, classified as an other related party. SK Telecom Innovation Fund, L.P. acquired shares of id Quantique SA amounting to USD 26,731,250, including common shares converted from the entire balance of loan for the year ended December 31, 2023

(In millions of won)		December 31, 2022
		Receivables			Payables
Scope	Company	Loans		Accounts receivable – trade, etc.	Accounts payable – other, etc.
Ultimate Controlling Entity	SK Inc.	~~W~~	—	2,383	103,141
Associates	F&U Credit information Co., Ltd.		—	64	5,682
	SK USA, Inc.		—	—	1,519
	Wave City Development Co., Ltd.(*1)		—	901	—
	Daehan Kanggun BcN Co., Ltd.(*2)		22,147	3,199	—
	Others		—	—	65

			22,147	4,164	7266

Others	SK Innovation Co., Ltd.		—	9,726	33,091
	SK Networks Co., Ltd.		—	488	113,943
	Mintit Co., Ltd.		—	35,058	3
	SK hynix Inc.		—	15,494	311
	Happy Narae Co., Ltd.		—	31	31,979
	SK Shieldus Co., Ltd.		—	14,035	17,447
	Content Wavve Corp.		—	349	19,244
	Incross Co., Ltd.		—	3,774	16,152
	Eleven Street Co., Ltd.		—	6,797	13,026
	SK Planet Co., Ltd.		—	8,190	43,238
	SK RENT A CAR Co., Ltd.		—	1,291	22,895
	UNA Engineering Inc. (Formerly, UbiNS Co., Ltd.)		—	—	21,179
	Others(*3)		16,475	13,996	41,890

			16,475	109,229	374,398

		~~W~~	38,622	115,776	484,805

(*1)	As of December 31, 2022, the Parent Company recognized loss allowance amounting to ~~W~~ 379 million for accounts receivable – trade.
(*2)	As of December 31, 2022, the Parent Company recognized full loss allowance for the balance of loans to Daehan Kanggun BcN Co., Ltd.
(*3)
During the year ended December 31, 2022, SK Telecom Innovation Fund, L.P., a subsidiary of the Parent Company, entered into a convertible loan agreement for USD 13,000,000 with id Quantique SA, classified as an other related party.

(4)	Account balances with related parties as of December 31, 2023 and 2022 are as follows, Continued:

(5)
The Group has granted SK REIT Co., Ltd. The right of first offer regarding the disposal of real estate owned by the Group. Whereby, the negotiation period is within 3 to 5 years from June 30, 2021, date of agreement, and the Group has been granted the right by SK REIT Co., Ltd. to lease the real estate in preference to a third party if SK REIT Co., Ltd. purchases the real estate from the Group.

(6)	The details of additional investments and disposal of associates and joint ventures for the year ended December 31, 2023 are as presented in note 12.